Leases	12 Months Ended
Feb. 28, 2021
Leases [Abstract]
Leases
14.	LEASES

The Group’s operating leases mainly related to offices and learning centers in the PRC. As of February 29, 2020 and February 28, 2021, the Group had no leases were classified as a financing lease. Total operating lease expenses for the years ended February 29, 2020 and February 28, 2021 were RMB67,465 and RMB56,081(US$8,664), respectively, and was recorded in cost of revenues or operating expenses on the consolidated statements of operations. The short term lease expenses for the years ended February 29, 2020 and February 28, 2021 were RMB515 and RMB708(US$109), respectively and was recorded in the consolidated statements of operations. Cash payments against operating lease liabilities were RMB60,206 and RMB59,547(US$9,199) for the years ended February 29, 2020 and February 28, 2021, respectively. Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions for February 29, 2020 and February 28, 2021 were RMB16,412 and RMB51,434(US$7,946). As of February 28, 2021, the Group did not have additional operating leases that have not yet commenced.

Weighted-average remaining lease terms and discount rates are as follows:

	As of February 29 or 28,
	2020	2021
Weighted average remaining lease term (years)	4.5	3.6
Weighted average discount rate	5.5%	5.5%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2022	55,525	8,578
2023	48,431	7,482
2024	26,442	4,085
2025	15,115	2,335
2026	10,529	1,627
Thereafter	8,339	1,288
Total minimum lease payments	164,381	25,395
Less: amount representing interest	(19,564)	(3,022)
Present value of minimum lease payments	144,817	22,373